Cash and cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash and cash equivalents
Cash and cash equivalents	R 38,423	R 42,967
Restricted cash and cash equivalents	2,627	2,416
Cash and cash equivalents, including restricted	41,050	45,383
Bank overdraft	(1)	(121)
Total cash and cash equivalents	41,049	45,262	R 53,767	R 42,967
Rand
Cash and cash equivalents
Total cash and cash equivalents	28,480	28,548
Euro
Cash and cash equivalents
Total cash and cash equivalents	2,258	3,902
US dollar
Cash and cash equivalents
Total cash and cash equivalents	9,023	11,859
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 1,288	R 953